TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus and Statement of Additional Information

The following information will supplement and supersede any contrary information contained in the Retail Prospectus and Retail Statement of Additional Information as of the date indicated:

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Effective immediately, the following paragraphs replace the third and fourth paragraphs in the Prospectus in the sub-section “Class A Shares - Front Load” under the section entitled “Choosing a Share Class”:

If you purchase Class A shares of a Transamerica Fund (other than Transamerica Government Money Market, Transamerica UltraShort Bond, Transamerica Short-Term Bond and, as of September 1, 2024, Transamerica Multi-Managed Balanced) in an amount of $1 million or more, your purchase will not be subject to an initial sales charge. However, if you redeem any of those shares within 24 months after buying them, you will pay a 1.00% CDSC. For such purchases made prior to September 1, 2024, in the event you exchange any of these shares for Class A shares of another fund and subsequently redeem some or all of those shares, you will be subject to the term and CDSC imposed by the fund into which you exchange your shares. For such purchases made on or after September 1, 2024, in the event you exchange any of those shares for Class A shares of another fund and subsequently redeem some or all of those shares, you will be subject to the term and CDSC imposed by the fund originally purchased. For such purchases made on or after September 1, 2024 through an exchange from Transamerica Government Money Market or Transamerica UltraShort Bond, you will be subject to the term and CDSC imposed by the fund into which you exchange your shares, and if any of those shares are exchanged for shares of another fund and subsequently redeemed, you will remain subject to the term and CDSC imposed by the fund into which you originally exchanged from Transamerica Government Money Market or Transamerica UltraShort Bond. The term of any applicable CDSC will commence on the date you initially purchased Class A shares of a Transamerica fund in an amount of $1 million or more as described in this paragraph. The CDSC may be waived if shares were purchased through a retirement plan described in Section 401(a), 401(k), 401(m), 403(b) or 457 of the Internal Revenue Code with assets of $1 million or more and whose accounts are held through an omnibus or plan level arrangement, or through a “wrap” account or fee-based program for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with Transamerica Funds or TCI and did not receive an upfront commission (finder’s fee).

If you purchase Class A shares of Transamerica Multi-Managed Balanced in an amount of $250,000 or more on or after September 1, 2024, including through an exchange from Transamerica Government Money Market or Transamerica UltraShort Bond, your purchase will not be subject to an initial sales charge. However, if you redeem any of these shares within the first 18 months after buying them, you will pay a 1.00% CDSC. In the event you exchange any of these shares for Class A shares of another fund and subsequently redeem some or all of those shares, you will be subject to the term and CDSC imposed by Transamerica Multi-Managed Balanced. The term of this CDSC will commence on the date that you initially purchase Class A shares of Transamerica Multi-Managed Balanced in an amount of $250,000 or more as described in this paragraph. The CDSC may be waived if shares were purchased in a retirement plan or “wrap” account or fee-based program as described above and the applicable broker-dealer, financial institution, or financial planner did not receive an upfront commission (finder’s fee).

If you purchase Class A shares of Transamerica Short-Term Bond in an amount of $250,000 or more, your purchase will not be subject to an initial sales charge. However, if you redeem any of these shares within the first 12 months after buying them, you will pay a 0.75% CDSC. For such purchases made prior to September 1, 2024, in the event you exchange any of these shares for Class A shares of another fund and subsequently redeem some or all of those shares, you will be subject to the term and CDSC imposed by the fund into which you exchange your shares. For such purchases made on or after September 1, 2024, in the event you exchange any of these shares for Class A shares of another fund and subsequently redeem some or all of those shares, you will be subject to the term and CDSC imposed by Transamerica Short-Term Bond. For such purchases made on or after September 1, 2024 through an exchange from Transamerica Government Money Market or Transamerica UltraShort Bond, you will be subject to the term and CDSC imposed by Transamerica Short-Term Bond, and if any of those shares are exchanged for shares of another fund and subsequently redeemed, you will remain subject to the term and CDSC imposed by Transamerica Short-Term Bond. The term of this CDSC will commence on the date that you initially purchase Class A shares of Transamerica Short-Term Bond in an amount of $250,000 or more as described in this paragraph. The CDSC may be waived if shares were purchased in a retirement plan or “wrap” account or fee-based program as described above and the applicable broker-dealer, financial institution, or financial planner did not receive an upfront commission (finder’s fee).

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Effective immediately, the following bullet replaces the third bullet found under the heading “Waivers and Reductions of Sales Charges – Class A and Class T Sales Charge Reductions” in the “Choosing a Share Class” section of the Prospectus”:

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A Letter of Intent (“LOI”) allows you, your spouse and children under age 21 to count all share investments, up to a maximum of $1 million, in a Transamerica fund (except as noted below for Transamerica Multi-Managed Balanced on and after September 1, 2024, and Transamerica Short-Term Bond) over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges on your Class A or Class T investments. The 13-month period will begin on the date of your first purchase following the execution of your LOI. The market value of your existing holdings eligible to be aggregated as of the trading day immediately before the start of your LOI period will be credited toward satisfying your LOI. Purchases made at NAV after the establishment of your LOI (as a result of another waiver or sales charge reduction) shall not count toward meeting the amount stated in your LOI. Transamerica Funds will reserve a portion of your shares to cover any additional sales charge that may apply if your LOI amount is not met. Additionally, purchases of one Transamerica fund will not count towards satisfying the amount stated in your LOI for any other Transamerica fund.

Effective immediately, the following bullet is added as the fourth bullet under the heading “Waivers and Reductions of Sales Charges – Class A and Class T Sales Charge Reductions” in the “Choosing a Share Class” section of the Prospectus”:

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You may purchase shares of Transamerica Multi-Managed Balanced on or after September 1, 2024, pursuant to the LOI terms described above. However, an LOI for such purchases of Transamerica Multi-Managed Balanced may be used only to aggregate investments in Transamerica Multi-Managed Balanced up to a maximum of $250,000. Purchases of other Transamerica funds may not be aggregated with purchases of Transamerica Multi-Managed Balanced for purposes of reaching the $250,000 threshold described in this paragraph. Additionally, purchases of Transamerica Multi-Managed Balanced will not count towards satisfying the amount stated in your LOI for any other Transamerica fund.

Effective September 1, 2024, the following will replace the corresponding table under the heading “Waivers and Reductions of Sales Charges – Class A and Class T Sales Charge Reductions” in the “Choosing a Share Class” section of the Prospectus”:

Class A Share Quantity Discounts (all funds except Transamerica Multi-Managed Balanced and Transamerica bond funds1)
Amount of Purchase*	Sales Charge as % of Offering Price	Sales Charge as % of Amount Invested
Under $50,000	5.50%	5.82%
$50,000 to under $100,000	4.75%	4.99%
$100,000 to under $250,000	3.50%	3.63%
$250,000 to under $500,000	2.75%	2.83%
$500,000 to under $1,000,000	2.00%	2.04%
$1,000,000 and over	0.00%	0.00%

Effective September 1, 2024, the following will be added as the second table under the heading “Waivers and Reductions of Sales Charges – Class A and Class T Sales Charge Reductions” in the “Choosing a Share Class” section of the Prospectus”:

Class A Share Quantity Discounts (Transamerica Multi-Managed Balanced)
Amount of Purchase*	Sales Charge as % of Offering Price	Sales Charge as % of Amount Invested
Under $50,000	5.50%	5.82%
$50,000 to under $100,000	4.75%	4.99%
$100,000 to under $250,000	3.50%	3.63%
$250,000 and over	0.00%	0.00%

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Effective September 1, 2024, the following will replace the corresponding table under the sub-heading “Dealer Reallowances” in the “Distributor and Distribution Plan” section of the Retail Statement of Additional Information:

Class A Share Dealer Reallowances

(all funds except Transamerica Bond, Transamerica Core Bond, Transamerica Emerging Markets Debt,
Transamerica Floating Rate, Transamerica High Yield Bond, Transamerica High Yield ESG, Transamerica
High Yield Muni, Transamerica Inflation Opportunities, Transamerica Intermediate Muni, Transamerica
Government Money Market, Transamerica Long Credit, Transamerica Multi-Managed Balanced,
Transamerica Short-Term Bond, Transamerica Sustainable Bond and Transamerica UltraShort Bond)

Amount of Purchase	Reallowances to Dealers as a Percent of Offering Price
Under $50 Thousand	4.75%
$50 Thousand to under $100 Thousand	4.00%
$100 Thousand to under $250 Thousand	2.75%
$250 Thousand to under $500 Thousand	2.25%
$500 Thousand to under $1 Million	1.75%
For purchases of $1 Million and above:
$1 Million to under $5 Million	1.00%(a)
$5 Million – under $50 Million	Plus 0.50%(a)
$50 Million and above	Plus 0.25%(a)

Effective September 1, 2024, the following will be added as the second table under the sub-heading “Dealer Reallowances” in the “Distributor and Distribution Plan” section of the Statement of Additional Information:

Class A Share Dealer Reallowances (Transamerica Multi-Managed Balanced)
Amount of Purchase	Reallowances to Dealers as a Percent of Offering Price
Under $50 Thousand	4.75%
$50 Thousand to under $100 Thousand	4.00%
$100 Thousand to under $250 Thousand	2.75%
For purchases of $250 Thousand and above:
$250 Thousand to under $5 Million	1.00%(a)
$5 Million – under $10 Million	Plus 0.50%(a)
$10 Million and above	Plus 0.25%(a)

(a) No Dealer Reallowance is paid on purchases made on behalf of wrap accounts for the benefit of certain broker-dealers, financial institutions, or financial planners, who have entered into arrangements with Transamerica Funds or TCI, and for purchases made by a retirement plan described in Section 401(a), 401(k), 401(m), or 457 of the Code.

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Investors Should Retain this Supplement for Future Reference

July 19, 2024

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